Disaggregation of Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
Revenues consisted of the following (in thousands):

	For the Years Ended December 31,
	2022			2021
	Total	Continuing Operations	Discontinued Operations	Total	Continuing Operations	Discontinued Operations
Recurring revenue
Hardware	$—	$—	$—	$3	$—	$3
Software	9,530	4,060	5,470	7,152	3,844	3,308
Professional services	—	—	—	35	—	35
Total recurring revenue	$9,530	$4,060	$5,470	$7,190	$3,844	$3,346

Non-recurring revenue
Hardware	$3,906	$3,905	$1	$3,830	$3,794	$36
Software	1,544	1,540	4	1,974	1,989	(15)
Professional services	4,438	1,443	2,995	3,001	—	3,001
Total non-recurring revenue	$9,888	$6,888	$3,000	$8,805	$5,783	$3,022

Total Revenue	$19,418	$10,948	$8,470	$15,995	$9,627	$6,368

	For the Years Ended December 31,
	2022			2021
	Total	Continuing Operations	Discontinued Operations	Total	Continuing Operations	Discontinued Operations
Revenue recognized at a point in time
Indoor Intelligence (1)	$4,037	$4,032	$5	$4,371	$4,367	$4
Saves (1)	1,413	1,413	—	1,436	1,436	—
Shoom (1)	—	—	—	—		—
Total	$5,450	$5,445	$5	$5,807	$5,803	$4

Revenue recognized over time
Indoor Intelligence (2) (3)	$10,576	$2,111	$8,465	$6,676	$312	$6,364
Saves (3)	1,362	1,362	—	1,501	1,501	—
Shoom (3)	2,030	2,030	—	2,011	2,011	—
Total	$13,968	$5,503	$8,465	$10,188	$3,824	$6,364

Total Revenue	$19,418	$10,948	$8,470	$15,995	$9,627	$6,368

(1) Hardware and Software's performance obligation is satisfied at a point in time where when they are shipped to the customer.
(2) Professional services are also contracted on the fixed fee and time and materials basis. Fixed fees are paid monthly, in phases, or upon acceptance of deliverables. The Company has elected the practical expedient to recognize revenue for the right to invoice because the Company’s right to consideration corresponds directly with the value to the customer of the performance completed to date, in which revenue is recognized over time.
(3) Software As A Service Revenue's performance obligation is satisfied evenly over the service period using a time-based measure because the Company is providing continuous access to its service and service is recognized overtime.